ACQUISITION OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
Consideration Transferred

US$ MILLIONS
Cash	56
Pre-existing interest in the businesses	92
Total Consideration	$148
Fair value of assets and liabilities acquired as of the date of acquisitions (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$70
Accounts receivable and other	13
Intangible assets	1,094
Goodwill	44
Accounts payable and other liabilities	(99)
Non-recourse borrowings	(481)
Deferred income tax liabilities	(152)
Net assets acquired before non-controlling interest	489
Non-controlling interest(2)	(341)
Net assets acquired	$148

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisition.
(2)Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred

US$ MILLIONS
Cash	$1,268
BIPC exchangeable shares	1,061
BIPC exchangeable LP units	245
Pre-existing interest in business(1)	192
Total Consideration	$2,766

(1)    Prior to the acquisition, Brookfield held an interest in the acquiree which was accounted for as a financial asset.
Fair value of assets and liabilities acquired as of August 20, 2021 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$121
Accounts receivable and other	440
Property, plant and equipment	9,865
Intangible assets	2,569
Goodwill	2,096
Accounts payable and other liabilities	(700)
Lease liabilities	(226)
Non-recourse borrowings	(6,185)
IPL shares held by public shareholders(2)	(2,086)
Deferred income tax liabilities	(1,229)
Net assets acquired before non-controlling interest	4,665
Non-controlling interest(3)	(1,899)
Net assets acquired	$2,766

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, and the resulting impact to goodwill and deferred taxes as at the date of the acquisition.
(2)IPL shares held by public shareholders represent the 31% interest in IPL not yet acquired by Brookfield as of August 20, 2021. The interest is classified as liability on acquisition due to the mandatory extension of Brookfield’s offer to acquire the remaining interest in IPL. The mandatory extension expired on September 3, 2021 and the remaining $1.6 billion interest was reclassified to non-controlling interest thereafter.
(3)Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The following table summarizes the purchase price allocation of individually insignificant business combinations that were completed in 2021:

US$ MILLIONS
Cash	$79
Deferred consideration	3
Contingent consideration	2
Total consideration	$84
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$26
Accounts receivable and other	34
Property, plant and equipment	314
Intangible assets	71
Goodwill	260
Accounts payable and other liabilities	(51)
Lease liabilities	(109)
Non-recourse borrowings	(32)
Deferred income tax liabilities	(49)
Net assets acquired before non-controlling interest	464
Non-controlling interest(2)	(380)
Net assets acquired	$84

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
(2)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration transferred

US$ MILLIONS
Cash	$584
Total Consideration	$584
Fair value of assets and liabilities acquired as of August 31, 2020:

US$ MILLIONS
Accounts receivable and other	$367
Property, plant and equipment(1)	6,766
Intangible assets(1)	830
Goodwill(1)	153
Accounts payable and other liabilities	(391)
Non-recourse borrowings	(2,341)
Lease liabilities(1)	(1,967)
Deferred income tax liabilities(1)	(12)
Net assets acquired before non-controlling interest	3,405
Non-controlling interest(2)	(2,821)
Net assets acquired	$584

(1)Revisions to the purchase price allocation resulted in adjustments to the preliminary fair values, including intangible assets, property, plant and equipment, lease liabilities, and deferred income tax liabilities. The revisions resulted in an adjustment to goodwill of approximately $125 million.
(2)Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date, and includes capital provided by non-controlling interest in the form of a shareholder loan to the operating business.